Goodwill and Other Intangible Assets 1 (Details) (USD $)	1 Months Ended	12 Months Ended			11 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 29, 2013	Jun. 08, 2013
Changes in the carrying amount of goodwill
Goodwill, Ending Balance		$ 3,079,250,000	$ 3,185,527,000		$ 15,070,062,000
Goodwill, accumulated impairment loss		120,600,000	84,600,000	84,600,000
Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss		54,500,000	54,500,000	54,500,000
Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss		38,700,000	2,700,000	2,700,000
Latin America [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss		16,600,000	16,600,000	16,600,000
RIMEA [Member]
Changes in the carrying amount of goodwill
Goodwill, accumulated impairment loss		10,800,000	10,800,000	10,800,000
H.J. Heinz Holding Corporation [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance						15,016,807,000
Goodwill, Ending Balance	15,020,000,000					15,016,807,000
Predecessor [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	3,079,250,000	3,185,527,000	3,298,441,000
Purchase accounting adjustments			780,000
Disposals		(1,426,000)	(1,532,000)
Translation adjustments	(23,069,000)	63,899,000	112,162,000
Impairment loss	0	36,000,000	0	0
Goodwill allocated to discontinued operations		(4,952,000)
Goodwill, Ending Balance	3,056,181,000	3,079,250,000	3,185,527,000	3,298,441,000
Predecessor [Member] | North America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	1,358,702,000	1,364,749,000	1,369,411,000
Purchase accounting adjustments			0
Disposals		(899,000)	0
Translation adjustments	(409,000)	5,148,000	4,662,000
Impairment loss		0
Goodwill allocated to discontinued operations		0
Goodwill, Ending Balance	1,358,293,000	1,358,702,000	1,364,749,000
Predecessor [Member] | Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	1,088,191,000	1,126,063,000	1,200,671,000
Purchase accounting adjustments			(600,000)
Disposals		0	(1,532,000)
Translation adjustments	10,438,000	37,872,000	72,476,000
Impairment loss		0
Goodwill allocated to discontinued operations		0
Goodwill, Ending Balance	1,098,629,000	1,088,191,000	1,126,063,000
Predecessor [Member] | Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	359,842,000	395,199,000	392,080,000
Purchase accounting adjustments			0
Disposals		0	0
Translation adjustments	(16,523,000)	(5,595,000)	(3,119,000)
Impairment loss		36,000,000
Goodwill allocated to discontinued operations		(4,952,000)
Goodwill, Ending Balance	343,319,000	359,842,000	395,199,000
Predecessor [Member] | Latin America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	248,522,000	272,342,000	306,330,000
Purchase accounting adjustments			1,380,000
Disposals		0	0
Translation adjustments	(15,382,000)	23,820,000	35,368,000
Impairment loss		0
Goodwill allocated to discontinued operations		0
Goodwill, Ending Balance	233,140,000	248,522,000	272,342,000
Predecessor [Member] | RIMEA [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	23,993,000	27,174,000	29,949,000
Purchase accounting adjustments			0
Disposals		(527,000)	0
Translation adjustments	(1,193,000)	2,654,000	2,775,000
Impairment loss		0
Goodwill allocated to discontinued operations		0
Goodwill, Ending Balance	22,800,000	23,993,000	27,174,000
Successor [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					(521,042,000)
Translation adjustments					53,255,000
Impairment loss					0
Merger (see Note 4)					15,537,849,000
Goodwill, Ending Balance					15,070,062,000
Successor [Member] | North America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					(178,605,000)
Translation adjustments					(52,976,000)
Merger (see Note 4)					10,085,159,000
Goodwill, Ending Balance					9,853,578,000
Successor [Member] | Europe [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					(106,437,000)
Translation adjustments					191,075,000
Merger (see Note 4)					3,620,020,000
Goodwill, Ending Balance					3,704,658,000
Successor [Member] | Asia/Pacific [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					(247,248,000)
Translation adjustments					(54,893,000)
Merger (see Note 4)					1,329,120,000
Goodwill, Ending Balance					1,026,979,000
Successor [Member] | Latin America [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					(14,513,000)
Translation adjustments					(14,706,000)
Merger (see Note 4)					240,135,000
Goodwill, Ending Balance					210,916,000
Successor [Member] | RIMEA [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance					0
Purchase accounting adjustments					25,761,000
Translation adjustments					(15,245,000)
Merger (see Note 4)					263,415,000
Goodwill, Ending Balance					$ 273,931,000